OTHER LIABILITIES (Details) - USD ($)	Jun. 30, 2019	Jun. 30, 2018
OTHER LIABILITIES
Other tax payable	$ 1,223,716	$ 1,004,533
Accrued payroll	41,215	39,610
Other payables	1,287,154	417,791
Other Liabilities	$ 2,552,085	$ 1,461,934